Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial liabilities [line items]
Accrued interest	[1]	$ 7,840	$ 7,686
Lease liabilities	[1],[2]	2,982	3,202
Accounts payable and accrued expenses	[1]	8,133	8,343
Current tax liabilities	[1]	1,070	728
Deferred tax liabilities	[1]	1,397	1,446
Gold and silver certificates and bullion	[1]	578	439
Margin and collateral accounts	[1]	8,186	8,531
Segregated fund liabilities	[1]	1,231	1,467
Payables to brokers, dealers and clients	[1]	798	1,565
Provisions	[1]	411	573
Allowance for credit losses on off-balance sheet exposures	[1]	186	149
Pension liabilities	[1]	523	521
Other liabilities of subsidiaries and structured entities	[1]	22,104	26,836
Other	[1]	7,589	8,393
Total	[1]	$ 63,028	$ 69,879

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	Represents discounted value of lease liabilities.